Basis of Preparation and Material Accounting Policies - Schedule of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Anghami Cayman [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation	Cayman
Principal business activities	Music streaming
Anghami Technologies Ltd [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation	UAE
Principal business activities	Music streaming
Spotlight Recreational Services LLC [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation	UAE
Principal business activities	Live event
Anghami FZ LLC [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation	UAE
Principal business activities	Music streaming
Digimusic SAL Offshore [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	96.00%	94.00%
Country of Incorporation	Lebanon
Principal business activities	Music streaming
Anghami KSA [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation	Saudi Arabia
Principal business activities	Music streaming
Anghami for Digital Content [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation	Egypt
Principal business activities	Music streaming